Supplemental Disclosures of Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

23.	SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Supplemental disclosures regarding cash flow information and non-cash flow investing and financing activities are as follows:

	Years Ended December 31,
	2014	2013	2012
	(millions)
Supplemental disclosures of cash flow information:
Cash payments for income taxes, net	$88	$61	$63
Cash payments for interest	123	117	118
Supplemental disclosures of non-cash investing and financing activities:
Write-off of unamortized debt issuance costs	$—	$(2)	$—
Write-back of fair value adjustment on 5.625% senior notes due 2015	—	7	—
Assets acquired under capital leases	3	7	2
Deferred payments on acquisitions of subsidiaries	10	2	4
Acquisitions:
Fair value of assets acquired	$296	$47	$23
Less:
Liabilities assumed	107	30	3
Cash acquired	57	1	—
Net assets acquired, net of cash acquired	$132	$16	$20